Consolidated Balance Sheets (USD $) In Millions	Dec. 25, 2010	Dec. 26, 2009
ASSETS
Cash and cash equivalents	$ 248.7	$ 112.4
Accounts receivable, less allowances of $32.4 million in 2010 and $32.8 million in 2009	181.9	181.0
Inventories	279.1	265.5
Deferred income tax benefits, net	78.5	71.5
Non-trade amounts receivable, net	39.4	41.0
Prepaid expenses and other current assets	21.6	25.4
Total current assets	849.2	696.8
Deferred income tax benefits, net	391.3	359.2
Property, plant and equipment, net	258.0	254.6
Long-term receivables, less allowances of $18.8 million in 2010 and $17.1 million in 2009	22.8	22.6
Trademarks and tradenames	170.2	163.6
Other intangible assets, net	10.2	13.6
Goodwill	284.1	275.5
Other assets, net	30.0	32.9
Total assets	2,015.8	1,818.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	153.1	140.7
Short-term borrowings and current portion of long-term debt and capital lease obligations	1.9	1.9
Accrued liabilities	345.4	317.9
Total current liabilities	500.4	460.5
Long-term debt and capital lease obligations	426.8	426.2
Other liabilities	298.8	294.4
Shareholders' equity:
Preferred stock, $0.01 par value, 200,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value, 600,000,000 shares authorized; 63,607,090 shares issued	0.6	0.6
Paid-in capital	108.0	91.1
Retained earnings	969.2	836.1
Treasury stock, 900,754 and 552,463 shares in 2010 and 2009, respectively, at cost	(41.5)	(26.8)
Accumulated other comprehensive loss	(246.5)	(263.3)
Total shareholders' equity	789.8	637.7
Total liabilities and shareholders' equity	$ 2,015.8	$ 1,818.8